Marketable Securities: (Tables)	12 Months Ended
Dec. 31, 2017
Marketable Securities: (Tables) [Abstract]
Marketable Securities:

Note 5.      Marketable Securities:

	December 31,	December 31,
	2017	2016
Fair value at beginning of year	$541,216	$180,986
Dispositions, at cost	-	(96)
Realized gain	-	(60)
Impairment loss	-	(13,769)
Increase (decrease) in fair market value	(301,984)	374,155
Fair value at balance sheet date	$239,232	$541,216